Related Party Transactions (Details 2) - USD ($)	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related party transactions	$ 1,190,095	$ 268,803
Taizhou Su Xuan Tang Chinese hospital Co., Ltd. [Member]
Related party transactions	57,749
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related party transactions		22,327
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Related party transactions	$ 1,132,346	$ 246,476